CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Revenue	$ 49,280	¥ 343,077	¥ 17,492,415	¥ 73,208,166
Sales taxes	(227)	(1,582)	(60,557)	(59,610)
Total net revenues	49,053	341,495	17,431,858	73,148,556
Cost of revenues	(192,804)	(1,342,266)	(16,435,590)	(23,782,054)
Gross profit (loss)	(143,751)	(1,000,771)	996,268	49,366,502
Operating (expenses) income:
Product development	(1,880,337)	(13,090,530)	(24,555,308)	(45,112,396)
Sales and marketing	(303,732)	(2,114,519)	(2,325,818)	(9,089,969)
General and administrative	(16,355,971)	(113,867,000)	(89,583,331)	(108,824,680)
Impairment of other long-lived assets	(5,000,000)	(34,881,000)
Gain on disposal of subsidiaries	173,364	1,206,925	10,473,159	0
Total operating expenses	(23,377,018)	(162,746,124)	(105,991,298)	(163,027,045)
Other operating income, net	4,344	30,240	229,538	349,954
Loss from operations	(23,516,425)	(163,716,655)	(104,765,492)	(113,310,589)
Impairment on equity investment and available-for-sale investment	(670,247)	(4,666,128)	(1,386,174)
Impairment on other investments	(544,549)	(3,791,039)	(7,776,157)	(9,109,312)
Impairment on other advances	(859,087)	(5,980,788)
Interest income	2,668	18,576	193,928	30,525
Interest expense	(4,955,838)	(34,501,556)	(104,776,674)	(83,922,200)
Fair value change onwarrants liability	185,619	1,292,244	2,251,427	12,615,466
Gain on disposal of equity investee and available-for-sale investment	99,777	694,628		115,349
Gain on disposal of other investment	1,929,183	13,430,588
Foreign exchange gain (loss)	(786,291)	(5,474,002)	(20,331,430)	19,206,747
Other income, net	1,346,297	9,372,652	1,598,663	4,669,587
Loss before income tax expense and share of loss in equity method investments	(27,768,893)	(193,321,480)	(234,991,909)	(169,704,427)
Income tax benefit	0	0	0	0
Recovery of equity investment in excess of cost | ¥			0	60,548,651
Share of loss in equity method investments	(408,983)	(2,847,260)	(4,292,887)	(2,937,131)
Net loss	(28,177,876)	(196,168,740)	(239,284,796)	(112,092,907)
Net gain (loss) attributable to noncontrolling interest	(1,941,737)	(13,517,983)	(16,332,968)	3,955,640
Net gain (loss) attributable to redeemable noncontrolling interest	(697,462)	(4,855,589)	(5,858,902)	2,117,303
Net loss attributable to The9 Limited	(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Change in redemption value of redeemable noncontrolling interest	(1,842,569)	(12,827,598)	(40,918,773)	(57,126,233)
Net loss attributable to holders of ordinary shares	(27,381,246)	(190,622,766)	(258,011,699)	(175,292,083)
Other comprehensive loss, net of tax:
Currency translation adjustments	(113,984)	(793,531)	(1,314,265)	(9,525,761)
Total comprehensive loss	(28,291,860)	(196,962,271)	(240,599,061)	(121,618,668)
Comprehensive (loss) gain attributable to:
Noncontrolling interest	(2,835,203)	(19,738,118)	(24,888,425)	13,457,650
Redeemable noncontrolling interest	(697,462)	(4,855,589)	(5,858,902)	2,117,303
Total comprehensive loss	$ (24,759,195)	¥ (172,368,564)	¥ (209,851,734)	¥ (137,193,621)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)	$ (0.26)	¥ (1.79)	¥ (4.15)	¥ (5.24)
Weighted average number of shares outstanding:
- Basic and diluted | shares	106,407,008	106,407,008	62,114,760	33,426,448
Online Game Services [Member]
Revenues:
Revenue	$ 43,606	¥ 303,577	¥ 16,551,080	¥ 71,564,023
Other Revenues [Member]
Revenues:
Revenue	$ 5,674	¥ 39,500	¥ 941,335	¥ 1,644,143